Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Gross
Deferred Tax Assets, Policy Liabilities and Reserves	$ 81	$ 118
Deferred Tax Assets, Investments	276	536
Deferred Tax Assets, Other	3	14
Deferred Tax Assets, Gross	616	825
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	118	143
Deferred Tax Liabilities, Other		70
Deferred Tax Liabilities, Gross	176	214
Net deferred tax asset	$ 440	$ 611